Other Liabilities - Summary of Other Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other Liabilities Disclosure [Abstract]
Advances on buy-back agreements	$ 1,902	$ 1,415
Warranty and campaign programs	1,111	1,058	1,004
Marketing and sales incentive programs	1,340	1,199
Tax payables	973	792
Accrued expenses and Deferred income	748	696
Accrued employee benefits	844	862
Legal reserves	551	490
Contract reserve	467	427
Restructuring reserve	77	155	54	69
Other	722	696
Total	$ 8,735	$ 7,790